INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	¥ 27,859,353	$ 4,039,226	¥ 27,665,370
Bank and other loans, current	6,461,103		11,937,178
Joint venture
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	117,000		0
Fellow of Subsidiaries
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	12,274,000		13,180,000
JPY
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	8,000		11,000
USD
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	737,000		1,333,000
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current	368,995		513,100
Secured | Shandong Huayu
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current	¥ 106,000		¥ 113,000